Restricted cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash

Note 3 – Restricted cash

Included in current assets is a $10,000 certificate of deposit with an annual interest rate of 0.6%. This certificate matures on June 17, 2023, and is used as collateral for a Company credit card, pursuant to a security agreement dated June 20, 2011.